INCOME TAXES (Details Narrative) - Key Mining Corp [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Federal statutory rate	21.00%	21.00%
Operating loss carryforwards	$ 6.0
Operating loss carryforwards limitations on use	80% limitation upon utilization
Operating loss carryforwards valuation allowance	$ 923,534.0	$ 923,534.0